Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Cash flows from operating activities
Net income	$ 1,164	$ 3,411	$ 2,457
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization	1,523	927	616
Deferred income taxes	(5)	92	51
Income taxes payable	(21)	2	5
Stock-based compensation	97	72	58
Impairment of goodwill	355
Other	9	1	9
Net changes in working capital items	(210)	(496)	(161)
Net cash provided by operating activities	2,912	4,009	3,035
Cash flows from investing activities
Acquisition of long-term investments	(355)	(784)	(863)
Proceeds on sale or maturity of long-term investments	376	893	473
Acquisition of property, plant and equipment	(902)	(1,039)	(1,009)
Acquisition of intangible assets	(2,217)	(557)	(421)
Business acquisitions, net of cash acquired	(226)	(494)	(143)
Acquisition of short-term investments	(250)	(503)	(477)
Proceeds on sale or maturity of short-term investments	550	786	970
Net cash used in investing activities	(3,024)	(1,698)	(1,470)
Cash flows from financing activities
Issuance of common shares	9	67	30
Tax benefits (deficiencies) related to stock-based compensation	(2)	(1)	2
Purchase of treasury stock	(156)	(76)	(94)
Common shares repurchased		(2,077)	(775)
Repayment of debt			(6)
Net cash used in financing activities	(149)	(2,087)	(843)
Effect of foreign exchange gain (loss) on cash and cash equivalents	(3)	16	(6)
Net increase (decrease) in cash and cash equivalents for the year	(264)	240	716
Cash and cash equivalents, beginning of year	1,791	1,551	835
Cash and cash equivalents, end of year	$ 1,527	$ 1,791	$ 1,551